Subsequent events	12 Months Ended
Jan. 31, 2012
Subsequent events [Text Block]

NOTE 16 – Subsequent events

On March 14, 2012, we sold 2,000,000 units at a price of $0.02844 per unit to one investor for gross proceeds of $56,880. Each unit consisted of one common share of our company and one non-transferable share purchase warrant. Each share purchase warrant entitles the investor to purchase one additional common share of our company at a price of $0.03982 until March 14, 2015. The investor is a U.S. Person and is an accredited investor and in issuing securities to the investor we relied on the exemption from the registration requirements of the Securities Act of 1933 provided by Rule 506 of Regulation D promulgated thereunder.

On February 23, 2012, we sold 2,209,596 units at a price of $0.03168 per unit to one investor for gross proceeds of $70,000. Each unit consisted of one common share of our company and one non-transferable share purchase warrant. Each share purchase warrant entitles the investor to purchase one additional common share of our company at a price of $0.04435 until February 23, 2015. The investor is a U.S. Person and in issuing securities to the investor we relied on the exemption from the registration requirements of the Securities Act of 1933 provided by Rule 506 of Regulation D promulgated thereunder.

On February 12, 2012, we sold 2,000,715 units at a price of $0.02799 per unit to one investor for gross proceeds of $56,000. Each unit consisted of one common share of our company and one non-transferable share purchase warrant. Each share purchase warrant entitles the investor to purchase one additional common share of our company at a price of $0.03919 until February 3, 2015. The investor is a U.S. Person and is an accredited investor and in issuing securities to the investor we relied on the exemption from the registration requirements of the Securities Act of 1933 provided by Rule 506 of Regulation D promulgated thereunder.

In February 2012 one investor exercised 2,646,199 of the August 2009 common stock purchase warrants using the cashless exercise provision. The cashless exercise provision allows the investor, if the fair market value of one share of common stock is greater than the exercise price, to elect to receive shares equal to the value of the warrant less a portion of the warrant that is cancelled using a specific formula. We issued 2,500,000 shares of common stock and cancelled 146,199 common stock purchase warrants pursuant to the cashless exercise provision. No cash proceeds were received. We issued these shares pursuant to an exemption from registration set out in Section 4(2) of the Securities Act of 1933.

In March 2012 one investor exercised 84,615 of the May 2007 common stock purchase warrants using the cashless exercise provision. The cashless exercise provision allows the investor, if the fair market value of one share of common stock is greater than the exercise price, to elect to receive shares equal to the value of the warrant less a portion of the warrant that is cancelled using a specific formula. We issued 21,757 shares of common stock and cancelled 62,858 common stock purchase warrants pursuant to the cashless exercise provision. No cash proceeds were received. We issued these shares pursuant to an exemption from registration set out in Section 4(2) of the Securities Act of 1933.